Document And Entity Information	Sep. 15, 2023
Document Information [Line Items]
Entity, Registrant Name	PLANET 13 HOLDINGS INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K12G3
Document, Period End Date	Sep. 15, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-56374
Entity, Tax Identification Number	83-2787199
Entity, Address, Address Line One	2548 West Desert Inn Road, Suite 100
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89109
City Area Code	702
Local Phone Number	815-1313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001813452